Convertible Promissory Note Derivative Liability (Details) - Senior Convertible Note [Member] - Derivative Liabilities [Member] - $ / shares	Sep. 30, 2019	Jun. 30, 2019	Mar. 01, 2019
Closing share price	$ 3.10	$ 69.00	$ 90.00
Conversion price	$ 1.80	$ 28.40	$ 36.40
Risk free rate	2.00%	2.00%	2.55%
Expected volatility	317.00%	407.00%	403.00%
Dividend yield	0.00%	0.00%	0.00%
Expected life	11 months 1 day	1 year 2 months 5 days	1 year 6 months 4 days